Property, plant and equipment	12 Months Ended
Jun. 30, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment
Note 14. Property, plant and equipment

	Consolidated
	30 June 2024	30 June 2023
	US$’000	US$’000

Land - at cost	3,601	1,803

Buildings - at cost	215,542	153,100
Less: Accumulated depreciation	(13,237)	(5,042)
Total buildings	202,305	148,058

Plant and equipment - at cost	4,856	4,145
Less: Accumulated depreciation	(1,142)	(712)
Total plant and equipment	3,714	3,433

Mining hardware - at cost	177,766	115,024
Less: Accumulated depreciation	(54,892)	(15,709)
Less: Accumulated impairment	(25,605)	(25,934)
Total mining hardware	97,269	73,381

HPC hardware - at cost	33,315	-
Less: Accumulated depreciation	(1,779)	-
Total HPC hardware	31,536	-

Development assets - at cost	102,946	14,427

Total property, plant and equipment	441,371	241,102
Details of impairment expenses recorded during the year ended 30 June 2023 is set out in note 16.
Reconciliations
Reconciliations of the written down values at the beginning and end of the current and previous financial year are set out below:

	Land	Buildings	Plant and equipment	Mining hardware	HPC hardware	Development assets	Total
Consolidated	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000

Balance at 1 July 2022	1,836	13,082	3,200	163,147	-	66,297	247,562
Additions	-	22,467	673	163,663	-	67,866	254,669
Deconsolidation of subsidiaries	-	-	-	(90,054)	-	-	(90,054)
Disposals	(6)	-	-	(39,046)	-	-	(39,052)
Exchange differences	(27)	2,852	(93)	(7,826)	-	(4,685)	(9,779)
Impairment of assets	-	-	-	(90,524)	-	(1,084)	(91,608)
Transfers in/(out)	-	113,967	-	-	-	(113,967)	-
Depreciation expense (note 6)	-	(4,310)	(347)	(25,979)	-	-	(30,636)

Balance at 30 June 2023	1,803	148,058	3,433	73,381	-	14,427	241,102
Additions	1,817	3,288	876	65,291	33,685	150,408	255,365
Disposals	-	-	(35)	(6)	-	(5)	(46)
Exchange differences	(19)	(2,706)	(104)	(1,595)	(369)	252	(4,541)
Reversal of impairment	-	-	-	-	-	108	108
Assets written off	-	-	-	-	-	(202)	(202)
Transfers in/(out)	-	62,042	-	-		(62,042)	-
Depreciation expense (note 6)	-	(8,377)	(456)	(39,802)	(1,780)	-	(50,415)

Balance at 30 June 2024	3,601	202,305	3,714	97,269	31,536	102,946	441,371
Depreciation of mining hardware and HPC hardware commences once units are installed onsite and available for use.
Development assets include costs related to the development of data center infrastructure at Childress, Texas along with other early-stage development costs. Depreciation will commence on the development assets at Childress as each phase of the underlying infrastructure becomes available for use.
Change in estimates
Following the announcement made in May 2024, the Group intends to grow to 30 EH/s operating capacity by 31 December 2024, therefore planning to renew its current Bitcoin mining fleet to improve both hashrate and efficiency. As such, the Group intends to replace older miners consisting of the S19j Pros with the newer Bitmain S21 Pros, which resulted in changes in the expected usage of the S19j Pros. The S19j Pros which were previously intended to be used for four years, are now expected to remain active until 1 October 2024. As a result, the expected useful life of the S19j Pros decreased, and their estimated residual value is now expected to equal the secondary market price upon selling date which is expected to be approximately $16,770,000.

The effect of these changes on actual and expected depreciation expense was as follows.

In $'000	30 June 2024	30 June 2025	30 June 2026	30 June 2027
Increase / (decrease) in depreciation expenses	11,568	1,712	(21,037)	(8,818)